Commissions Income - Summary of Commissions Income (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fee and commission income [line items]
Fee and commission income	$ 878,277,036	$ 743,383,247	$ 703,881,320
Performance obligations satisfied at a point in time [member] | Commissions related to obligations [member]
Disclosure of fee and commission income [line items]
Fee and commission income	455,779,885	385,404,102	394,374,312
Performance obligations satisfied at a point in time [member] | Commissions related to credit cards [member]
Disclosure of fee and commission income [line items]
Fee and commission income	286,948,828	231,247,406	226,574,121
Performance obligations satisfied at a point in time [member] | Commissions related to insurance [member]
Disclosure of fee and commission income [line items]
Fee and commission income	59,303,665	42,188,385	34,980,239
Performance obligations satisfied at a point in time [member] | Commissions related to trading and foreign exchange transactions [member]
Disclosure of fee and commission income [line items]
Fee and commission income	28,571,785	22,282,444	14,588,254
Performance obligations satisfied at a point in time [member] | Commissions related to securities value [member]
Disclosure of fee and commission income [line items]
Fee and commission income	28,775,633	27,778,984	23,036,778
Performance obligations satisfied at a point in time [member] | Commissions related to loans
Disclosure of fee and commission income [line items]
Fee and commission income	11,067,883	18,759,201	4,110,785
Performance obligations satisfied at a point in time [member] | Commissions related to financial guarantees granted [member]
Disclosure of fee and commission income [line items]
Fee and commission income	958,770	6,829,116	1,571,624
Performance obligations satisfied over certain time period [member] | Commissions related to obligations [member]
Disclosure of fee and commission income [line items]
Fee and commission income	14,317	2,651	10,644
Performance obligations satisfied over certain time period [member] | Commissions related to credit cards [member]
Disclosure of fee and commission income [line items]
Fee and commission income	4,054,785	3,476,745	2,981,585
Performance obligations satisfied over certain time period [member] | Commissions related to trading and foreign exchange transactions [member]
Disclosure of fee and commission income [line items]
Fee and commission income	1,980,614	5,211,504	1,440,564
Performance obligations satisfied over certain time period [member] | Commissions related to loans
Disclosure of fee and commission income [line items]
Fee and commission income	$ 820,871	$ 202,709	$ 212,414